Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Credit Loss [Abstract]
Accounts receivable	$ 1,781,448	$ 2,185,859
Less: Allowance for doubtful accounts	(178,321)	(77,760)
Total accounts receivable, net	$ 1,603,127	$ 2,108,099